Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of information about significant suppliers

	For the Three Months Ended		For the Six Months Ended		As of	As of
	June 30,		June 30,		June 30,	December 31,
	2025	2024	2025	2024	2025	2024

	% of operating expenses		% of operating expenses		% of accounts payable
Vendor A	45%	68%	41%	61%	14%	43%

	For the Year Ended
	December 31,		As of December 31,
	2024	2023	2024	2023

	% of operating expenses		% of accounts payable
Vendor A	62%	33%	43%	40%
Vendor B	1%	14%	2%	—
Vendor C	3%	8%	8%	10%
Vendor D	—	—	—	19%
	66%	55%	53%	69%

Schedule of estimated useful life of property and equipment

Estimated Useful Life
Computer equipment	3 years
Office equipment	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life